Debt - 2015 Credit Facilities (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Rate	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)
Line of Credit Facility [Line Items]
Loss on early extinguishment of debt	$ 42,000	$ 0	$ 52,180	$ 96,273	$ 114,335
2015 Credit Facilities [Member]
Line of Credit Facility [Line Items]
Line Of Credit Facility, Original Borrowing Capacity			4,600,000			$ 4,600,000
Commitments prepaid or terminated	1,600,000		2,643,867
Loss on early extinguishment of debt	$ 42,000		$ 52,200
Debt Instrument, Description of Variable Rate Basis			LIBOR or base rate
Line Of Credit Facility Insurance Premium Percentage Of Drawn Amount			0.45%
Line Of Credit Facility Unused Capacity Commitment Fee Percentage Of Margin On Undrawn Commitment			40.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			0.70%
Line Of Credit Facility Amortization Period			18 years
Debt Instrument, Fixed Charge, Coverage Ratio | Rate			1.25
2015 Credit Facilities [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.75%
2015 Credit Facilities [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			65.00%
2015 Credit Facilities [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.30%
2015 Credit Facilities [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.75%